Pension Plans, Retirement Benefits and Savings Plans (tables)	12 Months Ended
Dec. 31, 2016
Pension Plans, Retirement Benefits and Savings Plans disclosure
Summary of the funded status, obligations and amounts recognized in the consolidated balance sheet for the Company's benefit plans [Table Text Block]

(at and for the year ended December 31,	Qualified Domestic Pension Plan		Nonqualified and Foreign Pension Plans		Total
in millions)	2016	2015	2016	2015	2016	2015

Change in projected benefit obligation:
Benefit obligation at beginning of year	$3,250	$3,385	$228	$227	$3,478	$3,612
Benefits earned	111	124	7	7	118	131
Interest cost on benefit obligation	114	135	8	9	122	144
Actuarial loss (gain)	54	(203)	15	2	69	(201)
Benefits paid	(162)	(191)	(15)	(8)	(177)	(199)
Settlement	—	—	(3)	—	(3)	—
Foreign currency exchange rate change	—	—	(15)	(9)	(15)	(9)
Benefit obligation at end of year	$3,367	$3,250	$225	$228	$3,592	$3,478

Change in plan assets:
Fair value of plan assets at beginning of year	$3,127	$3,235	$115	$122	$3,242	$3,357
Actual return on plan assets	222	(17)	11	3	233	(14)
Company contributions	200	100	14	7	214	107
Benefits paid	(162)	(191)	(15)	(8)	(177)	(199)
Settlement	—	—	(3)	—	(3)	—
Foreign currency exchange rate change	—	—	(16)	(9)	(16)	(9)
Fair value of plan assets at end of year	3,387	3,127	106	115	3,493	3,242
Funded status of plan at end of year	$20	$(123)	$(119)	$(113)	$(99)	$(236)

Amounts recognized in the consolidated balance sheet consist of:
Accrued over-funded benefit plan assets	$20	$—	$5	$4	$25	$4
Accrued under-funded benefit plan liabilities	—	(123)	(124)	(117)	(124)	(240)
Total	$20	$(123)	$(119)	$(113)	$(99)	$(236)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$1,072	$1,079	$55	$52	$1,127	$1,131
Prior service benefit	(6)	(8)	—	—	(6)	(8)
Total	$1,066	$1,071	$55	$52	$1,121	$1,123

	Postretirement Benefit Plans
(at and for the year ended December 31, in millions)	2016	2015
Change in projected benefit obligation:
Benefit obligation at beginning of year	$233	$255
Benefits earned	—	—
Interest cost on benefit obligation	8	10
Actuarial gain	(17)	(3)
Benefits paid	(11)	(13)
Plan amendments	—	(11)
Foreign currency exchange rate change	1	(5)
Benefit obligation at end of year	$214	$233

Change in plan assets:
Fair value of plan assets at beginning of year	$15	$16
Actual return on plan assets	—	—
Company contributions	10	12
Benefits paid	(11)	(13)
Fair value of plan assets at end of year	14	15
Funded status of plan at end of year	$(200)	$(218)

Amounts recognized in the consolidated balance sheet consist of:
Accrued under-funded benefit plan liability	$(200)	$(218)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial (gain) loss	$(13)	$4
Prior service benefit	(31)	(35)
Total	$(44)	$(31)

Summary of the components of net periodic benefit cost and other amounts recognized in other comprehensive income related to the benefit plans [Table Text Block]

	Pension Plans			Postretirement Benefit Plans
(for the year ended December 31, in millions)	2016	2015	2014	2016	2015	2014
Net Periodic Benefit Cost:
Service cost	$118	$131	$110	$—	$—	$—
Interest cost on benefit obligation	122	144	150	8	10	10
Expected return on plan assets	(230)	(230)	(218)	—	—	—
Curtailment	—	—	(1)	—	—	—
Settlement	1	—	2	—	—	—
Amortization of unrecognized:
Prior service benefit	(1)	(1)	—	(3)	(3)	(2)
Net actuarial loss (gain)	66	96	65	—	1	(3)
Net periodic benefit cost	$76	$140	$108	$5	$8	$5

Other Changes in Benefit Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Prior service benefit	$—	$—	$(8)	$—	$(11)	$—
Net actuarial loss (gain)	66	43	516	(17)	(3)	50
Foreign currency exchange rate change	(2)	—	—	1	—	—
Curtailment	—	—	(2)	—	—	—
Settlement	(1)	—	(2)	—	—	—
Amortization of prior service benefit	1	1	—	3	3	2
Amortization of net actuarial gain (loss)	(66)	(96)	(65)	—	(1)	3
Total other changes recognized in other comprehensive income	(2)	(52)	439	(13)	(12)	55
Total other changes recognized in net periodic benefit cost and other comprehensive income	$74	$88	$547	$(8)	$(4)	$60

Benefit obligations assumptions, net periodic benefit cost assumptions and health care cost trend rates [Table Text Block]

(at and for the year ended December 31,)	2016	2015
Assumptions used to determine benefit obligations
Discount rate:
Qualified domestic pension plan	4.23%	4.50%
Nonqualified domestic pension plan	4.15%	4.37%
Domestic postretirement benefit plan	4.10%	4.35%
Future compensation increase rate	4.00%	4.00%

Assumptions used to determine net periodic benefit cost
Discount rate:
Qualified domestic pension plan:
Service cost	4.77%	4.10%
Interest cost	3.64%	4.10%
Nonqualified domestic pension plan:
Service cost	4.53%	4.10%
Interest cost	3.47%	4.10%
Domestic postretirement benefit plan:
Interest cost	3.53%	4.10%
Expected long-term rate of return on assets:
Pension plan	7.00%	7.25%
Postretirement benefit plan	4.00%	4.00%

Assumed health care cost trend rates
Following year:
Medical (before age 65)	6.50%	6.75%
Medical (age 65 and older)	7.25%	7.50%

Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	5.00%

Year that the rate reaches the ultimate trend rate:
Medical (before age 65)	2022	2022
Medical (age 65 and older)	2025	2025

Level within the fair value hierarchy at which the financial assets of the Company's pension plans are measured [Table Text Block]

(at December 31, 2016, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
Obligations of states, municipalities and political subdivisions	$9	$—	$9	$—
Debt securities issued by foreign governments	14	—	14	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	12	—	12	—
All other corporate bonds	511	—	511	—
Total fixed maturities	546	—	546	—

Mutual funds
Equity mutual funds	1,285	1,278	7	—
Bond mutual funds	641	638	3	—
Total mutual funds	1,926	1,916	10	—

Equity securities	747	747	—	—

Other investments (1)	1	—	—	1

Cash and short-term securities
U.S. Treasury securities	45	45	—	—
Money market mutual funds	20	19	1	—
Other	208	28	180	—
Total cash and short-term securities	273	92	181	—
Total	$3,493	$2,755	$737	$1

(1)            The fair value estimates of the two private equity funds comprising these investments are determined by an external fund manager based on recent filings, operating results, balance sheet stability, growth and other business and market sector fundamentals.  Due to the significant unobservable inputs in these valuations, the total fair value estimates are disclosed in Level 3.

(at December 31, 2015, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
Obligations of states, municipalities and political subdivisions	$17	$—	$17	$—
Debt securities issued by foreign governments	16	—	16	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	16	—	16	—
All other corporate bonds	491	—	491	—
Total fixed maturities	540	—	540	—

Mutual funds
Equity mutual funds	1,237	1,231	6	—
Bond mutual funds	649	646	3	—
Total mutual funds	1,886	1,877	9	—

Equity securities	625	624	1	—

Other investments (1)	2	—	—	2

Cash and short-term securities
U.S. Treasury securities	25	25	—	—
Money market mutual funds	23	19	4	—
Other	141	20	121	—
Total cash and short-term securities	189	64	125	—
Total	$3,242	$2,565	$675	$2

(1)            The fair value estimates of the two private equity funds comprising these investments are determined by an external fund manager based on recent filings, operating results, balance sheet stability, growth and other business and market sector fundamentals.  Due to the significant unobservable inputs in these valuations, the total fair value estimates are disclosed in Level 3.

Estimated future benefit payments [Table Text Block]
	Benefits Expected to be Paid
(in millions)	Pension Plans	Postretirement Benefit Plans
2017	$230	$13
2018	240	14
2019	247	14
2020	253	14
2021	258	14
2022 through 2026	1,327	71